Business Combinations - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Gigaphoton Inc USD ($)	Mar. 31, 2012 Gigaphoton Inc JPY (¥)	May 18, 2011 Gigaphoton Inc USD ($)	May 18, 2011 Gigaphoton Inc JPY (¥)	May 17, 2011 Gigaphoton Inc	Aug. 31, 2000 Gigaphoton Inc	Mar. 31, 2012 Gigaphoton Inc Additional equity interest	Mar. 31, 2012 Komatsu Australia Corporate Finance PTY Ltd	May 31, 2009 Komatsu Australia Corporate Finance PTY Ltd JPY (¥)	May 30, 2009 Komatsu Australia Corporate Finance PTY Ltd	Mar. 31, 2010 Komatsu Australia Corporate Finance PTY Ltd Additional equity interest
Business Acquisition [Line Items]
Number of additional shares purchased							50,000	50,000					3,144,898
Fair value of total consideration transferred							$ 91,463	¥ 7,500,000					¥ 1,684,000
Equity interest					100.00%	100.00%			50.00%		50.00%	60.00%		50.00%	10.00%
Joint-venture ownership interest										50.00%
Goodwill							13,183	1,081,000					736,000
Other income (expenses), net	$ (33,244)	¥ (2,726,000)	¥ (1,138,000)	¥ 288,000	$ 31,610	¥ 2,592,000
Total number of shares available for purchase													3,489,796